LONG-TERM BANK LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2021
LONG-TERM BANK LOANS AND BORROWINGS
LONG-TERM BANK LOANS AND BORROWINGS

21. LONG-TERM BANK LOANS AND BORROWINGS

Long-term bank loans and borrowings consist of the following:

	Notes	2020	2021
Two-step loans	21a	384	217
Bonds and notes	21b	6,991	4,793
Bank loans	21c	20,581	29,745
Other borrowings	21d	2,605	1,564
Total		30,561	36,319

Scheduled principal payments as of December 31, 2021 are as follows:

			Year
	Notes	Total	2023	2024	2025	2026	Thereafter
Two-step loans	21a	217	122	95	—	—	—
Bonds and notes	21b	4,793	—	—	2,098	—	2,695
Bank loans	21c	29,745	8,842	6,572	5,356	4,358	4,617
Other borrowings	21d	1,564	1,052	512	—	—	—
Total		36,319	10,016	7,179	7,454	4,358	7,312

a.   Two-step loans

Two-step loans are unsecured loans obtained by the Government from overseas banks which are then re-loaned to the Company. Loans obtained up to July 1994 are payable in Rupiah based on the exchange rate at the date of drawdown. Loans obtained after July 1994 are payable in their original currencies and any resulting foreign exchange gain or loss is borne by the Company.

		2020		2021
		Outstanding		Outstanding
		Foreign currency	Rupiah	Foreign currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Overseas banks	Yen	3,072	418	2,304	285
	US$	4	59	1	14
	Rp	—	91		56
Total			568		355
Current maturities (Note 20b)			(184)		(138)
Long-term portion			384		217

		Principal payment	Interest payment	Interest rate per
Lenders	Currency	schedule	period	annum
Overseas banks	Yen	Semi-annually	Semi-annually	2.95%
	US$	Semi-annually	Semi-annually	3.85%
	Rp	Semi-annually	Semi-annually	7.50%

The loans were intended for the development of telecommunications infrastructure and supporting telecommunications equipment. The loans will be settled semi-annually and due on various dates through 2024.

The Company had used all facilities under the two-step loans program since 2008 and the withdrawal period for the two-step loans has ended.

Under the loan covenants, the Company is required to maintain financial ratios as follows:

i.	Projected net revenue to projected debt service ratio should exceed 1, 2:1 for the two-step loans originating from Asian Development Bank (“ADB”).
ii.	Internal financing (earnings before depreciation and finance costs) should exceed 20% compared to annual average capital expenditures for loans originating from the ADB.

As of December 31, 2021, the Company has complied with the above-mentioned ratios.

b.   Bonds and notes

		2020	2021
Bonds and notes	Currency	Outstanding	Outstanding
Bonds
2015
Series A	Rp	2,200	2,200
Series B	Rp	2,100	2,100
Series C	Rp	1,200	1,200
Series D	Rp	1,500	1,500
Medium Term Notes (“MTN”)
MTN I Telkom 2018
Series C	Rp	296	—
MTN Syariah Ijarah I Telkom 2018
Series C	Rp	182	—
Total		7,478	7,000
Unamortized debt issuance cost		(9)	(7)
Total		7,469	6,993
Current maturities (Note 20b)		(478)	(2,200)
Long-term portion		6,991	4,793

(i)   Bonds

2015

						Interest payment	Interest rate
Bonds	Principal	Issuer	Listed on	Issuance date	Maturity date	period	per annum
Series A	2,200	The Company	IDX	June 23, 2015	June 23, 2022	Quarterly	9.93%
Series B	2,100	The Company	IDX	June 23, 2015	June 23, 2025	Quarterly	10.25%
Series C	1,200	The Company	IDX	June 23, 2015	June 23, 2030	Quarterly	10.60%
Series D	1,500	The Company	IDX	June 23, 2015	June 23, 2045	Quarterly	11.00%
Total	7,000

The bonds are not secured by specific security but by all of the Company’s assets, movable or non-movable, either existing or in the future (Note 13b.x). The underwriters of the bonds are Bahana, PT BRI Danareksa Sekuritas, PT Mandiri Sekuritas, and PT Trimegah Sekuritas Indonesia Tbk. and the trustee is Bank Permata.

The Company received the proceeds from the issuance of bonds on June 23, 2015.

The funds received from the public offering of bonds net of issuance costs, were used to finance capital expenditures which consisted of wave broadband, backbone, metro network, regional metro junction, information technology application and support, and acquisition of some domestic and international entities.

As of December 31, 2021, the rating of the bonds issued by Pefindo is idAAA (Triple A).

Based on the Indenture Trusts Agreement, the Company is required to comply with all covenants or restrictions, including maintaining financial ratios as follows:

(a)    Debt to equity ratio should not exceed 2:1.

(b)    EBITDA to interest ratio should not be less than 4:1.

(c)    Debt service coverage is at least 125%.

As of December 31, 2021, the Company has complied with the above-mentioned ratios.

(ii)  MTN

MTN I Telkom Year 2018

			Issuance	Maturity	Interest payment	Interest rate
Notes	Currency	Principal	date	date	period	per annum	Security
Series A	Rp	262	September 4, 2018	September 14, 2019	Quarterly	7.25%	All assets
Series B	Rp	200	September 4, 2018	September 4, 2020	Quarterly	8.00%	All assets
Series C	Rp	296	September 4, 2018	September 4, 2021	Quarterly	8.35%	All assets
		758

Based on Agreement of Issuance and Appointment of Monitoring Agents of MTN I Telkom Year 2018 dated August 31, 2018 as covered by notarial deed No. 24 of Fathiah Helmi, S.H., the Company issued MTN with the principal amount up to Rp758 billion in series.

Bahana, PT BNI Sekuritas, PT CGS-CIMB Sekuritas Indonesia, PT BRI Danareksa Sekuritas, and PT Mandiri Sekuritas act as the Arranger, BTN as the Monitoring Agent and  PT Kustodian Sentral Efek Indonesia (“KSEI”) as the Payment Agent and the Custodian. The MTN are traded in private placement programs. The funds obtained from MTN are used for access network and backbone  development.

As of December 31, 2021, all MTN had been repaid.

MTN Syariah Ijarah I Telkom Year 2018

						Annual
			Issuance	Maturity	Return	return
Notes	Currency	Principal	date	date	period	payment	Security
Series A	Rp	264	September 4, 2018	September 14, 2019	Quarterly	19	The Right to benefit of ijarah objects
Series B	Rp	296	September 4, 2018	September 4, 2020	Quarterly	24	The Right to benefit of ijarah objects
Series C	Rp	182	September 4, 2018	September 4, 2021	Quarterly	15	The Right to benefit of ijarah objects
		742				58

Based on Agreement of Issuance and Appointment of Monitoring Agents of MTN Syariah Ijarah Telkom Year 2018 dated August 31, 2018 as covered by notarial deed No. 26 of Fathiah Helmi, S.H., the Company issued MTN Syariah Ijarah with the principal amount up to Rp742 billion in series.

Bahana, PT BNI Sekuritas, PT CGS-CIMB Sekuritas Indonesia, PT BRI Danareksa Sekuritas, and PT Mandiri Sekuritas act as the Arranger, BTN as the Monitoring Agent and  KSEI as the Payment Agent and the Custodian. The MTN Syariah Ijarah are traded in private placement programs. The funds obtained from MTN Syariah Ijarah are used for investment projects. The object of MTN Syariah Ijarah transaction is telecommunication network which is located in the special region of Yogyakarta, its network telecommunication involves cable network, information technology equipments, and other production tools of telecommunication services.

As of December 31, 2021, all MTN Syariah Ijarah had been repaid.

c.    Bank loans

		2020		2021
		Outstanding		Outstanding
		Foreign		Foreign
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
BNI	Rp	—	7,958	—	7,500
Bank Mandiri	Rp	—	6,203	—	7,374
BRI	Rp	—	2,822	—	2,223
BSI	Rp	—	43	—	533
Sub-total			17,026		17,630
Third parties
BCA	Rp	—	3,145	—	8,651
Bank DBS	Rp	—	1,378	—	3,887
MUFG Bank	Rp	—	2,596	—	1,972
Bank Permata	Rp	—	757	—	1,188
HSBC	Rp	—	214	—	750
Bank of China	Rp	—	—	—	400
Syndication of banks	Rp	—	1,326	—	350
	US$	30	427	24	338
UOB Singapore	US$	31	437	22	314
PT Bank ANZ Indonesia ("Bank ANZ")	Rp	—	374	—	286
Bank CIMB Niaga	Rp	—	307	—	194
	US$	—	—	0	5
BTPN	Rp	—	173	—	84
PT Bank ICBC Indonesia ("ICBC")	Rp	—	113	—	68
Others (each below Rp75 billion)	MYR	12	41	11	36
Sub-total			11,288		18,523
Total			28,314		36,153
Unamortized debt issuance cost			(85)		(97)
			28,229		36,056
Current maturities (Note 20b)			(7,648)		(6,311)
Long-term portion			20,581		29,745

Other significant information relating to bank loans as of December 31, 2021 is as follows:

				Current
			Total	period	Principal	Interest
			facility	payment	payment	payment	Interest rate
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	per annum	Security**
BNI
2018	GSD	Rp	182	28	2020 - 2024	Monthly	8.75%	Trade receivables
2013 - 2021	The Company, GSD, TLT, Sigma, Mitratel, Telkomsel[a]	Rp	12,902	2,834	2016 - 2033	Monthly, Quarterly	1 month JIBOR + 0.50% - 2.50%; 3 months JIBOR + 1.70% - 2.25%	Trade receivables, inventory, and property and equipment
Bank Mandiri
2018	Balebat	Rp	25	0	2018 - 2022	Monthly	9.00%	Trade receivables, inventory, and property and equipment
2017- 2021	The Company, GSD, Mitratel,	Rp	8,793	828	2019 - 2028	Quarterly	3 months JIBOR + 1.50% - 2.25%	Property and equipment

				Current
			Total	period	Principal	Interest	Interest
			facility	payment	payment	payment	rate per
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	annum	Security**
BRI
2017 - 2019	The Company, Mitratel, GSD	Rp	3,253	600	2019 - 2026	Quarterly	3 months JIBOR + 1.70% - 2.00%	Property and equipment
BSI
2019 - 2021	SSI, Telkomsel[a]	Rp	560	160	2019 - 2024	Monthly	3.80% - 10.00%	Property and equipment
BCA
2017 - 2021	The Company, Mitratel, Telkom Infra, PST	Rp	11,811	287	2018 - 2028	Quarterly, Semi-annually	3 months JIBOR + 1.50% - 1.85%	Trade receivables and property and equipment
DBS
2017 - 2019	PINS, Mitratel, Telkomsat	Rp	4,530	191	2018 - 2028	Quarterly, Semi-annually	3 months JIBOR + 1.50% - 1.85%	Property and equipment
MUFG Bank
2016 - 2021	Mitratel, GSD	Rp	3,600	593	2016 - 2028	Quarterly	3 months JIBOR + 1.43% - 2.40%	Property and equipment
Bank Permata
2020 - 2021	Mitratel	Rp	1,250	63	2021 - 2028	Semi-annually	3 months JIBOR + 1.50% - 2.40%	Property and equipment
HSBC
2021	Mitratel	Rp	750	-	2023 - 2028	Semi-annually	3 months JIBOR + 1.50%	Property and equipment
Bank of China
2019	Telkomsel[a]	Rp	1,000	1,000	2021 - 2023	Semi-annually	3 months JIBOR + 0.60%	None
Syndication of banks
2015 - 2021	The Company, GSD	Rp	8,000	500	2016 - 2028	Quarterly	3 months JIBOR + 2.00% - 2.50%	None
2018	Telin	US$	0.09	0.007	2019 - 2025	Semi-annually	6 months LIBOR + 1.25%	None
UOB Singapore
2018	Telin	US$	0.049	0.009	2019 - 2024	Semi-annually	6 months LIBOR + 1.25%	None
ANZ
2015	GSD, PINS	Rp	440	88	2020 - 2025	Quarterly	3 months JIBOR + 1.40%	None
Bank CIMB
Niaga
2017 - 2019	GSD, PINS	Rp	700	80	2018 - 2025	Quarterly	3 months JIBOR + 1.50% - 1.95%	None
2021	Telin	US$	0.055	-	2024 - 2029	Semi-annually	6 months LIBOR + 1.70%	None
BTPN
2017 - 2020	GSD, Mitratel, Telin, Admedika	Rp	489	78	2018 - 2025	Quarterly	3 months JIBOR + 1.435% - 2.00%	None
ICBC
2017	GSD	Rp	272	45	2017 - 2024	Quarterly	3 months JIBOR + 2.36%	Trade receivables and property and equipment

*In original currency

**	Refer to Notes 6, 8, and 13 for details of trade receivables, inventories, and property and equipment pledged as collaterals.
a	Telkomsel has no collateral for its bank loans, or other credit facilities. The terms of the various agreements with Telkomsel’s lenders and financiers require compliance with a number of covenants and negative covenants as well as financial and other covenants, which include, among other things, certain restrictions on the amount of dividends and other profit distributions which could adversely affect Telkomsel’s capacity to comply with its obligation under the facility. The terms of the relevant agreements also contain default and cross default clauses. As of December 31, 2021 Telkomsel has complied with the above covenants

On March 13, 2015, the Company and GSD entered into credit agreements with syndication of banks (BCA and BNI) with total facilities amounting to Rp3,000 billion. As of December 31, 2021, all facilities had been used.

On March, 24, 2017, the Company, Mitratel, Sigma, GSD, and Telin entered into several credit agreements with BRI, BNI, and Bank Mandiri with total facilities amounting to Rp1,000 billion,

Rp2,005 billion and Rp1,500 billion, respectively. As of December 31, 2021, the unused facility for Bank Mandiri amounted to Rp5 billion.

On March 30, 2017, the Company, GSD, Metra, Mitratel, PINS, and Telkomsat entered into several credit agreements with BTPN, Bank DBS, Bank CIMB Niaga, and BCA with total facilities amounting to Rp400 billion, Rp850 billion, Rp495 billion, and Rp850 billion, respectively. Based on amendment on June 29, 2017, Telkom Infra is included as one of borrower into BCA's credit facility agreement replaced PINS. As of December 31, 2021, the unused facilities for BTPN, Bank DBS, Bank CIMB Niaga and BCA amounted to Rp79 billion, Rp420 billion, Rp20 billion and Rp564 billion, respectively.

On February 26, 2018, the Company entered into a credit agreement with Bank Mandiri with total facilities amounting to Rp775 billion. As of December 31, 2021, all facilities had been used.

On February 26, 2018, the Company entered into a credit agreement with BNI with total facilities amounting to Rp825 billion. As of December 31, 2021, all facilities had been used.

On March 27, 2018 and May 23, 2019, the Company and Mitratel entered into several credit agreements with MUFG Bank and BRI with total facilities amounting to Rp800 billion and

Rp200 billion, respectively. As of December 31, 2021, all facilities had been used.

On January 15, 2019, the Company, Infomedia, Telin, Telkom Infra, Telkomsat, and Sigma entered into a credit agreement with BTPN with total facilities amounting to Rp628 billion. As of December 31, 2021, the unused facility for BTPN amounted to Rp538 billion.

On May 23, 2019, the Company entered into a credit agreement with BRI with total facilities amounting to Rp2,000 billion. As of December 31, 2021, all facilities had been used.

On June 19, 2019, the Company and Mitratel entered into credit agreements with BNI with total facilities amounting to Rp2,160 billion and Rp840 billion, respectively. As of December 31, 2021, all facilities had been used.

On March 12, 2020, the Company, GSD, and PINS entered into  credit agreements amendments with Bank ANZ with total facilities amounting to Rp240 billion and Rp200 billion, respectively. As of December 31, 2021, all facilities had been used.

On November 16, 2020, the Company, Mitratel, and GSD entered into credit agreements amendments with Bank Mandiri with total facilities amounting to Rp1,400 billion, Rp1,113 billion, and Rp200 billion, respectively. As of December 31, 2021, the unused facility for Bank Mandiri amounted to Rp136 billion.

On December 4, 2020, the Company and Admedika entered into a credit agreement with BTPN with total facilities amounting to Rp1,500 billion. As of December 31, 2021, the unused facility for BTPN amounted to Rp1,480 billion.

On January 18, 2021, the Company entered into a credit agreement with BRI with total facilities amounting to Rp1,000 billion. As of December 31, 2021, the facilities has not been used.

On January 28, 2021, the Company entered into a credit agreement with Syndication of banks (Bank Mandiri and BNI) with total facilities amounting to Rp5,000 billion. As of December 31, 2021, the unused facility for Syndication of banks amounted to Rp4,900 billion.

On October 28, 2021, the Company entered into a credit agreement with BCA with total facilities amounting to Rp6,000 billion. As of December 31, 2021, the unused facility for BCA amounted to Rp2,500 billion.

On November 8, 2021, the Company, GSD, Metra, and Mitratel entered into a credit agreement amendment with MUFG Bank with total facilities amounting to Rp400 billion. As of December 31, 2021, the unused facility for MUFG Bank amounted to Rp79 billion.

On November 17, 2021, the Company entered into a credit agreement with Bank Mandiri with total facilities amounting to Rp2,400 billion. As of December 31, 2021, all facilities had been used.

On November 22, 2021, the Company, PINS, and GSD entered into credit agreement amendments  with Bank CIMB Niaga with total facilities amounting to Rp500 billion, Rp300 billion, and Rp200 billion, respectively. As of December 31, 2021, the unused facility for Bank CIMB Niaga amounted to Rp796.6 billion.

As stated in the agreements, the Group is required to comply with all covenants or restrictions such as dividend distribution, obtaining new loans, and maintaining financial ratios. As of December 31, 2021, the Group has complied with all covenants or restrictions, except for certain loans. As of December 31, 2021, the Group obtained waivers from lenders for the non-fulfillment financial ratios in Telkom Infra, Sigma and GSD. The waivers from BNI, BCA, Bank DBS, HSBC, Bank Mandiri, and ICBC were received on November 29, 2021, December 16, 2021, December 15, 2021, December 22, 2021, December 30, 2021, and December 31, 2021.

The credit facilities were obtained by the Group for working capital and investment purposes.

d.    Other borrowings

		Outstanding
Lenders	Currency	2020	2021
PT Sarana Multi Infrastruktur	Rp	3,652	2,609
Unamortized debt issuance cost		(7)	(4)
Total		3,645	2,605
Current maturities (Note 20b)		(1,040)	(1,041)
Long-term portion		2,605	1,564

Other significant information relating to other borrowings as of December 31, 2021 is as follows:

			Total facility	Current period	Principal payment	Interest rate
	Borrower	Currency	(in billions)	payment (in billions)	schedule	per annum	Security
PT Sarana Multi
Infrastruktur
November 14, 2018	The Company	Rp	1,000	220	Semi-annually (2019 - 2023)	3 months JIBOR + 1.75%	None
March 29, 2019	The Company	Rp	2,836	700	Semi-annually (2020 - 2024)	3 months JIBOR + 1.75%	None
October 12, 2016	Mitratel	Rp	700	100	Semi-annually (2018 - 2024)	3 months JIBOR + 1.85%	Property and equipment
March 29, 2019	Telkomsat	Rp	164	24	Semi-annually (2020 - 2024)	3 months JIBOR + 1.75%	None

Under the agreement, the Company, Mitratel, and Telkomsat are required to comply with all covenants or restrictions, including maintaining financial ratios as follows:

(a)	Debt to equity ratio should not exceed 2:1, except Mitratel should not exceed 5:1
(b)	Net debt EBITDA to interest ratio should not be less than 4:1, except Mitratel should not exceed 5:1
(c)	Debt service coverage is at least 125%, except Mitratel is at least 100%

As of December 31, 2021, the Company, Mitratel, and Telkomsat has complied with the above-mentioned ratios.

On November 14, 2018, the Company entered into a credit agreement with PT. Sarana Multi Infrastruktur with total facilities amounting to Rp1,000 billion. As of December 31, 2021, all facilities had been used.

On June 15, 2020, the Company, Telkomsat, and Telkom Infra entered into credit agreements amendments with PT Sarana Multi Infrastruktur with total facilities amounting to Rp2,836 billion, Rp164 billion, and RpNil, respectively. As of December 31, 2021, the unused facility for PT Sarana Multi Infrastruktur amounted to Rp106 billion.